Retirement Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of net periodic pension benefit cost
Net periodic pension benefit cost	$ 326	$ 282	$ 168
Other postretirement benefit plan cost [Member]
Schedule of net periodic pension benefit cost
Service cost	5	6	5
Interest cost	16	17	18
Amortization of prior service cost	0	0	(2)
Recognized net actuarial loss	3	2	2
Curtailment losses	(1)	0	6
Net periodic pension benefit cost	$ 23	$ 25	$ 29